780 NORTH WATER STREET MILWAUKEE, WISCONSIN 53202-3590 Tel 414-273-3500 Fax 414-273-5198 www.GKLAW.COM

November 5, 2015

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
 Washington, D.C. 20549

RE:	The Roxbury Funds (Registration Nos. 333-133691; 811-21897)

Ladies and Gentlemen:

On behalf of The Roxbury Funds (the “Trust”), in lieu of filing the form of Prospectus and Statement of Additional Information for the Trust, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A.  Post-Effective Amendment No. 21 was filed electronically via EDGAR on October 26, 2015.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch

Thomas A. Bausch

Offices in Milwaukee, Madison, Waukesha, Green Bay and Appleton, WI, and Washington DC
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